DUE TO BANKS AND CORRESPONDENTS - Schedule of Item Consists of Due to Banks and Correspondents (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	S/ 6,127,837	S/ 5,821,219
COFIDE and FONCODES credit line	4,494,633	4,550,610
Inter-bank funds	10,001	350,000
Due to banks and correspondents	10,632,471	10,721,829
Interest payable	42,767	32,556
Total	S/ 10,675,238	S/ 10,754,385